Concentration Of Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percent of Portfolio	100.00%	100.00%		100.00%
Loan Principal	$ 1,707,051	$ 1,601,710	$ 1,566,492	$ 1,466,680
TEXAS
Concentration Risk [Line Items]
Percent of Portfolio	22.40%	23.00%		23.90%
Loan Principal	384,359	369,021		351,210
FLORIDA
Concentration Risk [Line Items]
Percent of Portfolio	15.20%	15.40%		16.60%
Loan Principal	261,348	247,281		243,024
NORTH CAROLINA
Concentration Risk [Line Items]
Percent of Portfolio	9.60%	9.90%		10.30%
Loan Principal	163,058	157,670		150,920
GEORGIA
Concentration Risk [Line Items]
Percent of Portfolio	7.70%	7.60%		7.30%
Loan Principal	130,818	122,027		106,415
ARIZONA
Concentration Risk [Line Items]
Percent of Portfolio	6.40%	6.80%		7.60%
Loan Principal	108,947	108,792		112,097
VIRGINIA
Concentration Risk [Line Items]
Percent of Portfolio	6.50%	6.70%		7.30%
Loan Principal	110,887	106,749		106,715
TENNESSEE
Concentration Risk [Line Items]
Percent of Portfolio	4.90%	4.60%		3.90%
Loan Principal	83,020	72,967		56,925
CALIFORNIA
Concentration Risk [Line Items]
Percent of Portfolio	4.40%	4.40%		4.90%
Loan Principal	75,524	71,005		72,137
NEVADA
Concentration Risk [Line Items]
Percent of Portfolio	3.80%	4.00%		4.60%
Loan Principal	64,948	63,346		67,631
SOUTH CAROLINA
Concentration Risk [Line Items]
Percent of Portfolio	3.70%	3.60%		2.60%
Loan Principal	63,827	58,163		37,987
NEW MEXICO
Concentration Risk [Line Items]
Percent of Portfolio	2.90%	3.00%		3.60%
Loan Principal	48,745	48,421		53,484
ALABAMA
Concentration Risk [Line Items]
Percent of Portfolio	3.10%	2.80%		1.70%
Loan Principal	53,224	44,787		25,455
OKLAHOMA
Concentration Risk [Line Items]
Percent of Portfolio	2.30%	2.30%		1.90%
Loan Principal	38,703	36,109		28,229
COLORADO
Concentration Risk [Line Items]
Percent of Portfolio	2.10%	2.20%		2.80%
Loan Principal	35,458	35,268		40,558
INDIANA
Concentration Risk [Line Items]
Percent of Portfolio	1.40%	1.30%		0.50%
Loan Principal	24,084	21,603		6,843
OHIO
Concentration Risk [Line Items]
Percent of Portfolio	1.70%	1.10%		0.10%
Loan Principal	28,409	17,417		1,206
MISSISSIPPI
Concentration Risk [Line Items]
Percent of Portfolio	1.10%	1.00%		0.40%
Loan Principal	19,371	15,847		5,844
ARKANSAS
Concentration Risk [Line Items]
Percent of Portfolio	0.40%	0.20%		0.00%
Loan Principal	6,252	3,218		0
MISSOURI
Concentration Risk [Line Items]
Percent of Portfolio	0.40%	0.10%		0.00%
Loan Principal	$ 6,069	$ 2,019		$ 0